SUPPLEMENT DATED DECEMBER 17, 2020
TO

PROSPECTUS DATED APRIL 29, 2020
FOR LARGE CASE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

.

This supplement contains information regarding a change to an investment option that is available under your Policy.

Effective on or about February 9, 2021, the name of the following investment option will be changed:

Current Name	New Name

BlackRock Advantage U.S. Total Market V.I. Fund	BlackRock Advantage SMID Cap V.I. Fund

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE